Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Massachusetts Municipals Fund
Class Name	Class A
Trading Symbol	SLMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Massachusetts Municipals Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$77	0.75%
[1]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class A shares of Western Asset Massachusetts Municipals Fund returned 5.70%. The Fund compares it performance to the Bloomberg Massachusetts Municipal Bond Index, which returned 4.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the power sector
↑	Security selection within the education sector
↑	Overweight duration positioning which contributed slightly as yields decreased during the reporting period

Top detractors from performance:
↓	Underweight the housing sector
↓	Overweight industrial revenue which detracted slightly as the sector underperformed
Use of derivatives and the impact on performance:
The Fund utilized a modest U.S. Treasury futures position which detracted slightly from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class A	5.70	0.43	1.70
Class A (with sales charge)	1.75	-0.45	1.26
Bloomberg Municipal Bond Index	4.93	1.35	2.45
Bloomberg Massachusetts Municipal Bond Index	4.84	1.11	2.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 49,798,244
Holdings Count | $ / shares	58	[2]
Advisory Fees Paid, Amount	$ 72,492
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$49,798,244
Total Number of Portfolio Holdings*	58
Total Management Fee Paid	$72,492
Portfolio Turnover Rate	12%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Robert E. Amodeo, Ryan K. Brist, David T. Fare, and John Mooney.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Massachusetts Municipals Fund
Class Name	Class C
Trading Symbol	SMALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Massachusetts Municipals Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$133	1.30%
[3]
Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class C shares of Western Asset Massachusetts Municipals Fund returned 5.12%. The Fund compares it performance to the Bloomberg Massachusetts Municipal Bond Index, which returned 4.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the power sector
↑	Security selection within the education sector
↑	Overweight duration positioning which contributed slightly as yields decreased during the reporting period

Top detractors from performance:
↓	Underweight the housing sector
↓	Overweight industrial revenue which detracted slightly as the sector underperformed
Use of derivatives and the impact on performance:
The Fund utilized a modest U.S. Treasury futures position which detracted slightly from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class C	5.12	-0.11	1.16
Class C (with sales charge)	4.12	-0.11	1.16
Bloomberg Municipal Bond Index	4.93	1.35	2.45
Bloomberg Massachusetts Municipal Bond Index	4.84	1.11	2.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 49,798,244
Holdings Count | $ / shares	58	[4]
Advisory Fees Paid, Amount	$ 72,492
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$49,798,244
Total Number of Portfolio Holdings*	58
Total Management Fee Paid	$72,492
Portfolio Turnover Rate	12%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Robert E. Amodeo, Ryan K. Brist, David T. Fare, and John Mooney.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Massachusetts Municipals Fund
Class Name	Class I
Trading Symbol	LHMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Massachusetts Municipals Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$57	0.55%
[5]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class I shares of Western Asset Massachusetts Municipals Fund returned 5.81%. The Fund compares it performance to the Bloomberg Massachusetts Municipal Bond Index, which returned 4.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the power sector
↑	Security selection within the education sector
↑	Overweight duration positioning which contributed slightly as yields decreased during the reporting period

Top detractors from performance:
↓	Underweight the housing sector
↓	Overweight industrial revenue which detracted slightly as the sector underperformed
Use of derivatives and the impact on performance:
The Fund utilized a modest U.S. Treasury futures position which detracted slightly from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class I	5.81	0.58	1.87
Bloomberg Municipal Bond Index	4.93	1.35	2.45
Bloomberg Massachusetts Municipal Bond Index	4.84	1.11	2.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 49,798,244
Holdings Count | $ / shares	58	[6]
Advisory Fees Paid, Amount	$ 72,492
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$49,798,244
Total Number of Portfolio Holdings*	58
Total Management Fee Paid	$72,492
Portfolio Turnover Rate	12%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Robert E. Amodeo, Ryan K. Brist, David T. Fare, and John Mooney.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.